Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions	R$ 70,452	R$ 57,449
Provision for legal and administrative proceedings
Provisions
Provisions	39,368	28,118	R$ 21,682
Provision for expected credit losses on loan commitments (a)
Provisions
Provisions	R$ 31,084	R$ 29,331